SCHEDULE OF CHANGES IN LEVEL 3 AND LIABILITY MEASURED AT FAIR VALUE (Details) - USD ($)	3 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Offsetting Assets [Line Items]
Balance			$ 1,000			$ 3,000	$ 3,000	$ 3,000
Fair value adjustments - Sanuwave warrants				$ (1,000)			(1,000)	2,000	$ 16,000
Balance								1,000	3,000
Derivative Asset [Member]
Offsetting Assets [Line Items]
Balance	$ 2,000	$ 2,000	1,000	3,000	$ 5,000	3,000	3,000	3,000	19,000
Fair value adjustments - Sanuwave warrants	(2,000)		1,000	(1,000)	(2,000)	2,000		(2,000)	(16,000)
Balance		$ 2,000	2,000	$ 2,000	$ 3,000	5,000	2,000	1,000	3,000
Derivative Liabilities [Member]
Offsetting Assets [Line Items]
Balance
Fair value adjustments - Sanuwave warrants
Balance